Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On: (4)
Year	Summary Compensation Table (SCT) Total for PEO	Compensation Actually Paid to PEO	Average SCT Total for (Non-PEO) NEOs	Average Compensation Actually Paid to (Non-PEO) NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (Loss) (Thousands)	Net Sales (Thousands)
	(1)(2)	(1)(3)	(1)(2)	(1)(3)			(5)	(5)
2024	$1,212,131	$2,989,985	$408,679	$490,938	$123.09	$132.37	$8,550	$99,597
2023	$1,160,206	$1,032,920	$691,588	$595,554	$33.18	$128.23	$(4,938)	$83,570
2022	$1,158,850	$843,376	$721,425	$546,641	$38.98	$127.63	$(16,540)	$72,050
2021	$1,103,160	$2,098,802	$786,258	$1,007,306	$86.77	$126.13	$(27,128)	$67,449
2020	$1,126,685	$1,311,277	$719,114	$815,729	$111.37	$113.29	$(19,925)	$59,257

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2024	Robert Fried	Brianna Gerber*, James Lee*, Ozan Pamir, Carlos Lopez
2023	Robert Fried	Brianna Gerber
2022	Robert Fried	Kevin Farr*, Frank Jaksch Jr.*, Brianna Gerber
2021	Robert Fried	Kevin Farr, Frank Jaksch Jr., Lisa Harrington*
2020	Robert Fried	Kevin Farr, Frank Jaksch Jr., Mark Friedman*, Megan Jordan*
*No longer serving as executive officer at the respective fiscal year-end.

Peer Group Issuers, Footnote	The amounts shown compare the Company’s cumulative TSR with the Russell 3000 Pharmaceuticals and Biotechnology Sector (Sub-Index Ticker IQT689273826) cumulative TSR for the period beginning on the last trading day of fiscal year 2019 through the end of the applicable fiscal year. Pursuant to SEC rules, the comparison assumes that the value of the investment in the Company’s common shares and the Russell 3000 Pharmaceuticals and Biotechnology Sector was $100 and that all dividends were reinvested. The Company has not declared or paid any cash dividends on its common stock during any of the years presented.
PEO Total Compensation Amount	$ 1,212,131	$ 1,160,206	$ 1,158,850	$ 1,103,160	$ 1,126,685
PEO Actually Paid Compensation Amount	$ 2,989,985	1,032,920	843,376	2,098,802	1,311,277
Adjustment To PEO Compensation, Footnote	CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for fiscal year 2024 the following amounts were deducted from and added to the total compensation number shown in the SCT:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2024 (For PEO)	Fiscal Year 2024 (Average for Non-PEO NEOs)
Summary Compensation Table Total Compensation	$1,212,131	$408,679
Less: Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(424,898)	(208,305)
Less: Change in Pension Value	—	—
Add: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	1,589,282	278,719
Adjust for: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	367,739	17,324
Adjust for: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—
Adjust for: Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	245,731	32,425
Less: Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(37,904)
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Compensation Actually Paid	$2,989,985	$490,938

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, see Note 11 of the Niagen Bioscience, Inc. consolidated financial statements included in the Annual Report on Form 10-K.

Fiscal Year 2024
Restricted Stock Units
Stock Price	$1.43 - $2.82
Stock Options
Expected Term (years)	1.1 - 7.4
Strike Price	$1.52 - $11.83
Volatility	64.5% - 89.8%
Dividend Yield	0%
Risk-Free Interest Rate	3.4% - 4.8%

Non-PEO NEO Average Total Compensation Amount	$ 408,679	691,588	721,425	786,258	719,114
Non-PEO NEO Average Compensation Actually Paid Amount	$ 490,938	595,554	546,641	1,007,306	815,729
Adjustment to Non-PEO NEO Compensation Footnote	CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for fiscal year 2024 the following amounts were deducted from and added to the total compensation number shown in the SCT:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2024 (For PEO)	Fiscal Year 2024 (Average for Non-PEO NEOs)
Summary Compensation Table Total Compensation	$1,212,131	$408,679
Less: Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(424,898)	(208,305)
Less: Change in Pension Value	—	—
Add: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	1,589,282	278,719
Adjust for: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	367,739	17,324
Adjust for: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—
Adjust for: Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	245,731	32,425
Less: Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(37,904)
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Compensation Actually Paid	$2,989,985	$490,938

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, see Note 11 of the Niagen Bioscience, Inc. consolidated financial statements included in the Annual Report on Form 10-K.

Fiscal Year 2024
Restricted Stock Units
Stock Price	$1.43 - $2.82
Stock Options
Expected Term (years)	1.1 - 7.4
Strike Price	$1.52 - $11.83
Volatility	64.5% - 89.8%
Dividend Yield	0%
Risk-Free Interest Rate	3.4% - 4.8%

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus Total Shareholder Return

The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group, the Russell 3000 Pharmaceuticals and Biotechnology Sector:

Compensation Actually Paid vs. Net Income
Compensation Actually Paid Versus Net Income (Loss)

The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s net income (loss):

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Versus Net Sales The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s net sales:
Total Shareholder Return Vs Peer Group
Compensation Actually Paid Versus Total Shareholder Return

The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group, the Russell 3000 Pharmaceuticals and Biotechnology Sector:

Tabular List, Table

Tabular List
Net Sales
Net Income (Loss)

Total Shareholder Return Amount	$ 123.09	33.18	38.98	86.77	111.37
Peer Group Total Shareholder Return Amount	132.37	128.23	127.63	126.13	113.29
Net Income (Loss)	$ 8,550,000	$ (4,938,000)	$ (16,540,000)	$ (27,128,000)	$ (19,925,000)
Company Selected Measure Amount	99,597,000	83,570,000	72,050,000	67,449,000	59,257,000
PEO Name	Robert Fried	Robert Fried	Robert Fried	Robert Fried	Robert Fried
Additional 402(v) Disclosure	Reflects the total compensation paid to our PEO and the average total compensation of our non-PEO NEOs as calculated in the Summary Compensation Table (SCT) for each year shown.Net Income (Loss) and Net Sales shown as reported in our audited financial statements for each year. In the Company's assessment, Net Sales is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income (loss)) used by the company in fiscal year 2024 to link compensation actually paid to performance.
Equity Valuation Assumption, Stock Price, RSU, Minimum	$ 1.43
Equity Valuation Assumption, Stock Price, RSU, Maximum	$ 2.82
Equity Valuation Assumption, Expected Term, Options, Minimum	1 year 1 month 6 days
Equity Valuation Assumption, Expected Term, Options, Maximum	7 years 4 months 24 days
Equity Valuation Assumption, Strike Price, Options, Minimum	$ 1.52
Equity Valuation Assumption, Strike Price, Options, Maximum	$ 11.83
Equity Valuation Assumption, Volatility, Options, Minimum	64.50%
Equity Valuation Assumption, Volatility, Options, Maximum	89.80%
Equity Valuation Assumption, Dividend Yield, Options	0.00%
Equity Valuation Assumption, Risk Free Interest Rate, Options, Minimum	3.40%
Equity Valuation Assumption, Risk Free Interest Rate, Options, Maximum	4.80%
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income (Loss)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(424,898)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,589,282
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	367,739
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	245,731
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(208,305)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	278,719
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,324
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,425
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,904)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0